Ameritas Life Insurance Corp. 5900 O Street / Lincoln, NE 68510

August 16, 2022

Filed Via EDGAR

Jaea Hahn, Senior Counsel

Division of Investment Management

Securities and Exchange Commission

100 F Street NE

Washington, D.C. 20549

Re: Ameritas Life Insurance Corp.

Ameritas Life Insurance Corp. Separate Account LLVL (1940 Act Registration No. 811-08868)

Ameritas Advisor ClearEdge VUL, Initial Registration Statement on Form N-6

Dear Ms. Hahn:

On behalf of Ameritas Life Insurance Corp. ("Depositor" and "Ameritas") and Ameritas Life Insurance Corp. Separate Account LLVL ("Registrant" and "Separate Account"), we are filing, via EDGAR, the registration statement under the Securities Act of 1933 and the Investment Company Act of 1940 to register a variable life insurance policy to be issued through the Separate Account.

We have omitted financial statements from this filing. Prior to the effective date we plan to submit a pre-effective amendment, which will provide audited Ameritas and Separate Account financial statements for the periods ending December 31, 2021. In a separate letter, or as part of the pre-effective amendment filing, we plan to formally ask that the effective date of this registration be accelerated to occur no later than December 31, 2022.

We acknowledge that we are responsible for the accuracy and adequacy of the disclosure in the filing. We have provided all information investors require for an informed decision. Since the Separate Account and its management are in possession of all facts relating to the Separate Account’s disclosure, we are responsible for the accuracy and adequacy of the disclosures we have made.

We further acknowledge that:

•	Should the Commission or the Staff, acting pursuant to delegated authority, declare the filing effective, it does not foreclose the Commission from taking any action with respect to the filing;
•	The action of the Commission or the Staff, acting pursuant to delegated authority, in declaring the filing effective, does not relieve the Separate Account from its full responsibility for the adequacy and accuracy of the disclosure in the filing; and
•	The Separate Account may not assert this action as defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

If you have any questions or comments concerning this filing, please telephone me at 402-325-4080 or email me at Morgan.Lorenzen@ameritas.com.

Sincerely,

/s/ Morgan B.S. Lorenzen

Morgan B.S. Lorenzen

Second Vice President, Assistant General Counsel